INCOME TAXES (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014
Income Tax Disclosure [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 147,997	$ 242,016	$ 236,874	$ 626,887	$ 626,887